SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of segment reporting information) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Geographic Areas, Revenues from External Customers [Abstract]
Revenues		$ 170,914	$ 184,586
Cost of revenues		113,375	119,057
Gross profit		57,539	65,529
Less - Employee related	[1]	31,484	32,326
Other segment items	[2]	24,928	18,626
Financial and other expenses, net		1,906	4,777
Taxes on income		1,468	1,564
Net income		$ (2,247)	$ 8,236

[1]	Employee related includes employee salaries and commissions, payroll taxes, benefits, and outsourced labor costs.
[2]	Other segment items include consulting and professional services, depreciation of property and equipment, amortization of intangible assets, share-based compensation expenses, acquisition- and integration-related charges, marketing expenses, finance and legal expenses, travel expenses, subcontractors costs, software and subscription costs, overhead expenses and restructuring and related charges.